Investments - Summary of Equity Method Investments Included in Other Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments [Line Items]
Equity investments	$ 15,920	$ 17,906
Share of income (loss) for the year	$ 4,163	3,758	$ 11,987
PreAnalytiX GmbH
Schedule of Investments [Line Items]
Ownership percentage	50.00%
Equity investments	$ 3,422	6,856
Share of income (loss) for the year	$ 4,977	4,377	10,412
Apis Assay Technologies Ltd
Schedule of Investments [Line Items]
Ownership percentage	19.90%
Equity investments	$ 2,408	4,102
Share of income (loss) for the year	$ (1,694)	389	1,773
TVM Life Science Ventures III
Schedule of Investments [Line Items]
Ownership percentage	3.10%
Equity investments	$ 7,198	3,872
Share of income (loss) for the year	$ 947	(901)	(264)
Suzhou Fuda Business Management and Consulting Partnership
Schedule of Investments [Line Items]
Ownership percentage	33.67%
Equity investments	$ 2,581	2,608
Share of income (loss) for the year	$ 49	0	0
Actome GmbH
Schedule of Investments [Line Items]
Ownership percentage	12.50%
Equity investments	$ 586	779
Share of income (loss) for the year	$ (216)	(201)	(31)
Hombrechtikon Systems Engineering AG
Schedule of Investments [Line Items]
Ownership percentage	19.00%
Equity investments	$ (275)	(311)
Share of income (loss) for the year	$ 100	$ 94	$ 97